Leases - Summary of Roll-Forward Of Finance Lease Receivables (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Leases [Abstract]
At January 1	€ 76	€ 0
Additions	9	69
Interest income	8	6
Payments received	(4)	(1)
Exchange differences	(8)	2
At December 31	€ 81	€ 76